Related party transactions (Details) - Schedule of net revenues – related parties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Total	$ 233,157	$ 213,172
Nanjing Culture and Artwork Property Exchange Co., Ltd. (“Nanjing Culture”) [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.64% shares of the Company
Nature	Technological service fee revenue
Total	$ 38,959	41,571
Jinling Cultural Property Rights Exchange Co., Ltd. (“Jinling Cultural”) [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	Owned by our 11.64% beneficial shareholder, Huajun Gao
Nature	Technological service fee revenue
Total	$ 22,519	21,042
Hunan Huaqiang Artwork Trading Center Co., Ltd. [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	49% owned by Jinling Cultural
Nature	Technological service fee revenue
Total	$ 21,821	20,390
Nanjing Jinwang Art Purchase E-commerce Co., Ltd. [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	Owned by Huajun Gao and Aimin Kong, each a 11.64% beneficial shareholder of the Company
Nature	Technological service fee revenue
Total	$ 17,813
Kashi Jinwang Art Purchase E-commerce Co., Ltd. [Member]
Related party transactions (Details) - Schedule of net revenues – related parties [Line Items]
Relationship	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd.
Nature	Technological service fee revenue
Total	$ 132,045	$ 130,169